Debt - Schedule of the Oramed Note (Details) - Senior Notes [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	$ 12,161	$ 104,089
Change in fair value of Oramed Note - recorded in the consolidated statements of operations	2,801	(3,589)
Convertible debentures, ending period	$ 14,962	$ 12,161